Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000224843 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224843 | 91282CLN9 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224843 | 3136G4Q71 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000224843 | 3130B1EB9 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224843 | ESH5C6200_20250321_L | E-mini S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224843 | 3132D9GP3 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224843 | 912810TX6 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 912810UC0 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 912810UF3 | United States Treasury Note/Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | 3130AQQ48 | Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000224843 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224843 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224843 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224843 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000224843 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224843 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000224843 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224843 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000224843 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000224843 | Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000205678 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205678 | 07831C103 | BellRing Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205678 | 05465C100 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205678 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205678 | 546347105 | Louisiana-Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205678 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205678 | 047649108 | Atkore, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205678 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205678 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205678 | 76680R206 | RingCentral, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205678 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205678 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000205678 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000205678 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205678 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205678 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205678 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205678 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000205678 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000205678 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205678 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205678 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000205678 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205677 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205677 | 07831C103 | BellRing Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205677 | 05465C100 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205677 | 624756102 | Mueller Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205677 | 546347105 | Louisiana-Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205677 | 35905A109 | Frontdoor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205677 | 047649108 | Atkore, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205677 | 191098102 | Coca-Cola Consolidated, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205677 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205677 | 76680R206 | RingCentral, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205677 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205677 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000205677 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000205677 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205677 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205677 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205677 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205677 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000205677 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000205677 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205677 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000205677 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000205677 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250358 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250358 | 843878307 | Southern States Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250358 | 66405S100 | Northeast Bank
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250358 | 913915104 | Universal Technical Institute, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250358 | 88422P109 | Third Coast Bancshares, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250358 | 76665T102 | Riley Exploration Permian, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250358 | 68376D104 | Oportun Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250358 | 8676EP108 | SunOpta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250358 | 139737100 | Capital Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250358 | 73931J109 | Powerfleet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000250358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000250358 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000250358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250358 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250358 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000250358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000250358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000205681 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000205681 | 66263L767 | North Square Altrinsic International Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000205681 | 66263L882 | North Square Preferred and Income Securities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000205681 | 66263L759 | North Square McKee Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000205681 | 921908844 | Vanguard® Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000205681 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205681 | 66263L775 | North Square Advisory Research Small Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205681 | 46137V431 | Invesco® S&P 500® GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000205681 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205681 | 464287200 | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205681 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205681 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000205681 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000205683 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000205683 | 66263L767 | North Square Altrinsic International Equity Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000205683 | 66263L882 | North Square Preferred and Income Securities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000205683 | 66263L759 | North Square McKee Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000205683 | 921908844 | Vanguard® Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000205683 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000205683 | 66263L775 | North Square Advisory Research Small Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205683 | 46137V431 | Invesco® S&P 500® GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000205683 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205683 | 464287200 | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205683 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205683 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000205683 | Equity
Holdings [Line Items]
Percent of Net Asset Value	75.40%
C000205685 | Vistra Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000205685 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000205685 | KeyCorp
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205685 | AltaGas Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205685 | Stanley Black & Decker, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205685 | Deutsche Bank AG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205685 | Algonquin Power & Utilities Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205685 | South Bow Canadian Infrastructure Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205685 | Ally Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205685 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205685 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205685 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000205685 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205685 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205685 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000205685 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000205685 | Financials
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000205685 | Agency
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205671 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205671 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000205671 | 66263L775 | North Square Advisory Research Small Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000205671 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205671 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205671 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205671 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205671 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205671 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000205673 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205673 | 66263L825 | North Square Dynamic Small Cap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000205673 | 66263L775 | North Square Advisory Research Small Value Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000205673 | 66263L593 | North Square Kennedy MicroCap Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205673 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205673 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205673 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205673 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205673 | Open End Funds
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000224841 | 464287200 | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000224841 | 78464A854 | SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000224841 | 78467X109 | SPDR® Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000224841 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000224841 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224841 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224841 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224841 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000224840 | 464287200 | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000224840 | 78464A854 | SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000224840 | 78467X109 | SPDR® Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000224840 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000224840 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224840 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224840 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224840 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000224839 | 464287200 | iShares® Core S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000224839 | 78464A854 | SPDR® Portfolio S&P 500® ETF
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000224839 | 78467X109 | SPDR® Dow Jones Industrial Average ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000224839 | 78463X889 | SPDR® Portfolio Developed World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000224839 | 78463X509 | SPDR® Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000224839 | 78468R853 | SPDR® Portfolio S&P 600® Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224839 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224839 | Equity
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000224838 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000224838 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000224838 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000224838 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000224838 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000224838 | 81369Y605 | Financial Select Sector SPDR® Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224838 | 464287689 | iShares® Russell 3000 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224838 | 46429B663 | iShares® Core High Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224838 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224838 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224838 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224838 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000224838 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224838 | Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000224836 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000224836 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000224836 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000224836 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000224836 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000224836 | 81369Y605 | Financial Select Sector SPDR® Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224836 | 464287689 | iShares® Russell 3000 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224836 | 46429B663 | iShares® Core High Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224836 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224836 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224836 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224836 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000224836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000224837 | 922908744 | Vanguard® Value ETF
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000224837 | 922908736 | Vanguard® Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000224837 | 464287655 | iShares® Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000224837 | 46090E103 | Invesco QQQ Trust, Series 1
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000224837 | 78462F103 | SPDR® S&P 500® ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000224837 | 81369Y605 | Financial Select Sector SPDR® Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000224837 | 464287689 | iShares® Russell 3000 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224837 | 46429B663 | iShares® Core High Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224837 | 464288661 | iShares® 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224837 | 464286608 | iShares® MSCI Eurozone ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000224837 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224837 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000224837 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000224837 | Equity
Holdings [Line Items]
Percent of Net Asset Value	57.90%